Consolidated Statements of Cash Flow (Parenthetical) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Working capital (excluding cash and cash equivalents):
Increase in cash and cash equivalents				₪ 1,145
Acquisition of initially consolidated subsidiaries
Increase in cash and cash equivalents				(2,233)
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			₪ (105)
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	₪ (263)	$ (76)
Increase in cash and cash equivalence	456	132
Significant non-cash transactions:
Acquisition of investment property net of loans assigned, for consideration of shares of equity accounted investee				167
Conversion, early redemption and interest payment of convertible debentures for subsidiary's shares			202	175
Acquisition of investment property against trade payables			334
Sale of Investment property against providing a loan to the buyer			101
Dividend payable to the Company's shareholders	68	20
Dividend payable to non-controlling interests			101	76
Additional information:
Tax paid included under investing and financing activities	157	45	38	142
Current assets [Member]
Working capital (excluding cash and cash equivalents):
Working capital				(245)
Acquisition of initially consolidated subsidiaries
Increase in cash and cash equivalents				(34)
Current liabilities [Member]
Working capital (excluding cash and cash equivalents):
Working capital				360
Non-current assets [Member]
Working capital (excluding cash and cash equivalents):
Working capital				(13,375)
Acquisition of initially consolidated subsidiaries
Increase in cash and cash equivalents				(6,294)
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			82
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	19,005	5,481
Increase in cash and cash equivalence	24,903	7,184
Deferred taxes [Member]
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	91	26
Goodwill [Member]
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	28	8
Increase in cash and cash equivalence	32	9
Non-current liabilities [Member]
Working capital (excluding cash and cash equivalents):
Working capital				6,345
Acquisition of initially consolidated subsidiaries
Increase in cash and cash equivalents				4,758
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			(305)
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	(5,438)	(1,569)
Increase in cash and cash equivalence	(11,791)	(3,401)
Non-controlling interests [Member]
Working capital (excluding cash and cash equivalents):
Working capital				4,111
Acquisition of initially consolidated subsidiaries
Increase in cash and cash equivalents				139
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			(18)
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	(8,956)	(2,583)
Increase in cash and cash equivalence	(7,674)	(2,213)
Realization of capital reserves [Member]
Working capital (excluding cash and cash equivalents):
Working capital				452
Realization of investment accounted for using the equity method [Member]
Working capital (excluding cash and cash equivalents):
Working capital				3,963
Loss on revaluation of previous investment [Member]
Working capital (excluding cash and cash equivalents):
Working capital				(1,531)
Gain from bargain purchase [Member]
Working capital (excluding cash and cash equivalents):
Working capital				1,065
Goodwill generated in the acquisition [Member]
Acquisition of initially consolidated subsidiaries
Increase in cash and cash equivalents				(802)
Working capital [Member]
Working capital (excluding cash and cash equivalents):
Working capital				₪ 115
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			(79)
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	(120)	(35)
Increase in cash and cash equivalence	(1,184)	(342)
Gain (loss) from loss of control [Member]
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	114	33
Increase in cash and cash equivalence	(1,016)	(293)
Gain from sale of previously consolidated subsidiaries [Member]
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			164
Capital reserves [Member]
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalents:			₪ 51
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	562	162
Increase in cash and cash equivalence	1,495	431
Investment in available- for- sale financial asset [Member]
Deconsolidation of previously consolidated subsidiary
Decrease in cash and cash equivalence	(5,549)	(1,599)
Increase in cash and cash equivalence	₪ (4,309)	$ (1,243)